4. DERIVATIVES (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Additional details
Recognized gains and losses due to change in fair value	$ (5)	$ 135	$ 999	$ 96